Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year [Line Items]
Gains (losses) on hedges recognized in other comprehensive income		₩ 24,091	₩ (15,643)
Hedge ineffectiveness recognized in profit or loss	[1]	(9,016)	(28,036)
From cash flow hedge reserve to profit or loss Reclassified amount		26,450	(49,884)
Cash Flow Hedges | Foreign exchange risk
Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year [Line Items]
Gains (losses) on hedges recognized in other comprehensive income		(16,693)	52,932
Hedge ineffectiveness recognized in profit or loss	[1]	(6,539)	(25,709)
From cash flow hedge reserve to profit or loss Reclassified amount		26,405	(57,870)
Cash Flow Hedges | Interest rate risk
Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year [Line Items]
Gains (losses) on hedges recognized in other comprehensive income		(3,220)	(11,126)
Hedge ineffectiveness recognized in profit or loss	[1]	(343)	0
From cash flow hedge reserve to profit or loss Reclassified amount		0	0
Cash Flow Hedges | Discontinuation of cash flow hedges
Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year [Line Items]
Gains (losses) on hedges recognized in other comprehensive income		(45)	(7,986)
Hedge ineffectiveness recognized in profit or loss	[1]	0	0
From cash flow hedge reserve to profit or loss Reclassified amount		45	7,986
Hedges of net investment in foreign operations | Foreign exchange risk
Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year [Line Items]
Gains (losses) on hedges recognized in other comprehensive income		44,049	(49,463)
Hedge ineffectiveness recognized in profit or loss	[1]	(2,134)	(2,327)
From cash flow hedge reserve to profit or loss Reclassified amount		₩ 0	₩ 0

[1]	Ineffective portion of hedge: The difference between hedging instruments and hedged items.